Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.31238%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,532,054.91

Principal:
Principal Collections	$24,515,403.10
Prepayments in Full	$14,720,770.63
Liquidation Proceeds	$439,905.07
Recoveries	$97,789.47
Sub Total	$39,773,868.27
Collections	$42,305,923.18

Purchase Amounts:
Purchase Amounts Related to Principal	$309,979.91
Purchase Amounts Related to Interest	$1,414.20
Sub Total	$311,394.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,617,317.29

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,617,317.29
Servicing Fee	$800,304.25	$800,304.25	$0.00	$0.00	$41,817,013.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,817,013.04
Interest - Class A-2a Notes	$203,935.56	$203,935.56	$0.00	$0.00	$41,613,077.48
Interest - Class A-2b Notes	$4,761.98	$4,761.98	$0.00	$0.00	$41,608,315.50
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$40,470,021.33
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$40,090,567.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,090,567.58
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$39,967,401.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,967,401.91
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$39,879,056.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,879,056.08
Regular Principal Payment	$36,309,279.16	$36,309,279.16	$0.00	$0.00	$3,569,776.92
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,569,776.92
Residual Released to Depositor	$0.00	$3,569,776.92	$0.00	$0.00	$0.00
Total		$42,617,317.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,309,279.16
Total					$36,309,279.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$30,062,199.02	$62.47	$203,935.56	$0.42	$30,266,134.58	$62.89
Class A-2b Notes	$6,247,080.14	$62.47	$4,761.98	$0.05	$6,251,842.12	$62.52
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$36,309,279.16	$22.25	$1,937,956.96	$1.19	$38,247,236.12	$23.44

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$88,029,738.23	0.1829303	$57,967,539.21	0.1204595
Class A-2b Notes	$18,293,034.01	0.1829303	$12,045,953.87	0.1204595
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$839,002,772.24	0.5142051	$802,693,493.08	0.4919520

Pool Information
Weighted Average APR	3.108%	3.097%
Weighted Average Remaining Term	42.87	42.01
Number of Receivables Outstanding	43,081	42,088
Pool Balance	$960,365,105.75	$919,962,545.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$881,962,217.74	$845,046,900.17
Pool Factor	0.5375080	0.5148951

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$74,915,644.95
Targeted Overcollateralization Amount	$117,269,052.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$117,269,052.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$416,501.92
(Recoveries)		55	$97,789.47
Net Loss for Current Collection Period			$318,712.45
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3982%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3740%
Second Prior Collection Period			0.5359%
Prior Collection Period			0.3464%
Current Collection Period			0.4068%
Four Month Average (Current and Prior Three Collection Periods)			0.4158%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,750	$8,550,205.84
(Cumulative Recoveries)			$722,028.07
Cumulative Net Loss for All Collection Periods			$7,828,177.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4381%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,885.83
Average Net Loss for Receivables that have experienced a Realized Loss			$4,473.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.80%	296	$7,378,429.15
61-90 Days Delinquent	0.15%	50	$1,386,434.20
91-120 Days Delinquent	0.03%	12	$299,219.62
Over 120 Days Delinquent	0.06%	17	$577,626.59
Total Delinquent Receivables	1.05%	375	$9,641,709.56

Repossession Inventory:
Repossessed in the Current Collection Period		32	$921,033.61
Total Repossessed Inventory		59	$1,682,582.69

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1296%
Prior Collection Period			0.2043%
Current Collection Period			0.1877%
Three Month Average			0.1739%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2460%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer